Submission	Feb. 25, 2025
Submission [Line Items]
Central Index Key	0001136869
Registrant Name	ZIMMER BIOMET HOLDINGS, INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES